                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   December 31, 2002
                                               ---------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.): [   ]    is a restatement.
                                       [    ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Hanawalt Associates LLC
Address:  645 Madison Avenue, 6th Floor
          New York, New York  10022


Form 13F File Number:  28-6706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lawrence S. Pidgeon
Title:    Member - Hanawalt Associates LLC
Phone:    (212) 404-4651

Signature, Place, and Date of Signing:
/s/ Lawrence S. Pidgeon                 New York, New York     February 4, 2002
-----------------------------           -------------------    ----------------
       [Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                                 -------------

Form 13F Information Table Entry Total:                95
                                                 -------------

Form 13F Information Table Value Total:              $ 71,527
                                                 -------------
                                                 (thousands)




List of Other Included Managers:

None

          HANAWALT ASSOCIATES, LLC - 13F
          12/31/2002


                     Column 1                  Column 2     Column 3  Column 4     Column 5  Column 6  Column 7     Column 8
          -----------------------------    --------------- ---------- ---------   --------- ---------- -------- ----------------
Ticker           Name of Issuer             Title of Class    Cusip   (x 1,000)     Shares  Discretion Managers Sole Shared None
------    -----------------------------    --------------- ---------- ---------   --------- ---------- -------- ---- ------ ----
RNT       AARON RENT INC                         COM        002535201       2.2         100      x               x
AIN       ALBANY INTL CORP                       CL A       012348108      10.3         500      x               x
EPAX      AMBASSADORS GROUP INC                  COM        023177108       7.8         600      x               x
AMIE      AMBASSADORS INTL INC                   COM        023178106       5.4         600      x               x
DOX       AMDOCS LIMITED                         COM        G02602103     611.8      62,300      x               x
AEOS      AMERICAN EAGLE OUTFITTERS NE           COM        02553E106   1,270.5      92,200      x               x
AXP       AMERICAN EXPRESS CO                    COM        025816109       3.5         100      x               x
APCC      AMERICAN PWR CONVERSION CORP           COM        029066107     407.5      26,900      x               x
AOC       AON CORP                               COM        037389103       1.9         100      x               x
ADP       AUTOMATIC DATA PROCESSING IN           COM        053015103      23.6         600      x               x
AN        AUTONATION INC                         COM        05329W102   1,972.9     157,076      x               x
AVY       AVERY DENNISON CORP                    COM        053611109       6.1         100      x               x
GRAN      BANK OF GRANITE CORP                   COM        062401104     802.5      45,859      x               x
ONE       BANK ONE CORP                          COM        06423A103     548.3      15,000      x               x
BN        BANTA CORP                             COM        066821109     272.0       8,700      x               x
BRKa      BERKSHIRE HATHAWAY INC DEL             CL A       084670108   1,964.3          27      x               x
BHAG      BHA GROUP HLDGS INC                    COM        055446108      29.2       1,700      x               x
BBOX      BLACK BOX CORP DEL                     COM        091826107     374.1       8,350      x               x
CNA       C NA FINL CORP                         COM        126117100   1,080.3      42,200      x               x
CPB       CAMPBELL SOUP CO                       COM        134429109   1,032.7      44,000      x               x
POS       CATALINA MARKETING CORP                COM        148867104     449.6      24,300      x               x
FUN       CEDAR FAIR L P                   DEPOSITORY UNIT  150185106   2,091.0      88,600      x               x
CB        CHUBB CORP                             COM        171232101       5.2         100      x               x
CI        CIGNA CORP                             COM        125509109       4.1         100      x               x
CMH       CLAYTON HOMES INC                      COM        184190106       1.2         100      x               x
CGNX      COGNEX CORP                            COM        192422103       1.8         100      x               x
KCP       COLE KENNETH PRODTNS INC               CL A       193294105       2.0         100      x               x
CTV       COMMSCOPE INC                          COM        203372107     183.3      23,200      x               x
CGX       CONSOLIDATE GRAPHICS INC               COM        209341106   7,226.0     324,763      x               x
CVG       CONVERGYS CORP                         COM        212485106     604.5      39,900      x               x
COST      COSTCO WHSL CORP NEW                   COM        22160K105     550.0      19,600      x               x
CCRN      CROSS CTRY INC                         COM        22748P105     719.8      51,600      x               x
DEBS      DEB SHOPS INC                          COM        242728103     717.4      32,300      x               x
DV        DEVRY INC DEL                          COM        251893103     664.4      40,000      x               x
DOV       DOVER CORP                             COM        260003108      11.7         400      x               x
DBRN      DRESS BARN INC                         COM        261570105     215.5      16,200      x               x
EE        EL PASO ELEC CO                      COM NEW      283677854     161.7      14,700      x               x
ECA       ENCANA CORP                            COM        292505104       4.6         147      x               x
WIRE      ENCORE WIRE CORP                       COM        292562105      87.8       9,700      x               x
ERIE      ERIE INDTY CO                          CL A       29530P102     960.9      26,500      x               x

          HANAWALT ASSOCIATES, LLC - 13F
          12/31/2002


                     Column 1                  Column 2     Column 3  Column 4     Column 5  Column 6  Column 7     Column 8
          -----------------------------    --------------- ---------- ---------   --------- ---------- -------- ----------------
Ticker           Name of Issuer             Title of Class    Cusip   (x 1,000)     Shares  Discretion Managers Sole Shared None
------    -----------------------------    --------------- ---------- ---------   --------- ---------- -------- ---- ------ ----
ETH       ETHAN ALLEN INERIORS INC               COM        297602104       3.4         100      x                x
FMST      FINISHMASTER INC                       COM        31787P108     454.4      39,000      x                x
FTO       FRONTIER OIL CORP                      COM        35914P105     337.5      19,600      x                x
GPS       GAP INC DEL                            COM        364760108       1.6         100      x                x
GLYT      GENLYTE GROUP INC                      COM        372302109       3.1         100      x                x
GDW       GOLDEN WEST FINL CORP DEL              COM        381317106   3,256.8      45,353      x                x
HHS       HARTE-HANKS INC                        COM        416196103       2.8         150      x                x
HD        HOME DEPOT INC                         COM        437076102     408.6      17,010      x                x
HNI       HON INDS INC                           COM        438092108     695.7      24,600      x                x
HH        HOOPER HOLMES INC                      COM        439104100      28.2       4,600      x                x
IHP       IHOP CORP COM                          COM        449623107   2,889.6     120,400      x                x
RX        IMS HEALTH INC                         COM        449934108     296.0      18,500      x                x
ISCA      INTERNATIONAL SPEEDWAY CORP            CL A       460335201   1,238.0      33,200      x                x
ITN       INTERTAN INC                           COM        461120107     125.8      17,600      x                x
JBX       JACK IN THE BOX INC                    COM        466367109     429.4      24,833      x                x
KMT       KENNAMETAL INC                         COM        489170100       1.7          50      x                x
KZL       KERZNER INTERNATIONAL LTD              COM       P60654Y107   1,391.5       69300      x                x
KMB       KIMBERLY CLARK CORP                    COM        494368103     470.0       9,900      x                x
KOSS      KOSS CORP                              COM        500692108      56.0       3,000      x                x
LSTR      LANDSTAR SYS INC                       COM        515098101      11.7         200      x                x
SHOO      MADDEN STEVEN LTD                      COM        556269108     849.3      47,000      x                x
MSO       MARTHA STEWART LIVING OMNIME           CL A       573083102      44.4       4,500      x                x
MBI       MBIA INC                               COM        55262C100   3,621.8      82,576      x                x
MBVT      MERCHANTS BANCSHARES                   COM        588448100     261.5      11,600      x                x
MCY       MERCURY GENL CORP NEW                  COM        589400100  20,724.1     551,467      x                x
MPR       MET PRO CORP                           COM        590876306     372.1      25,700      x                x
NTZ       NATUZZI S P A                          ADR        63905A101     582.2      57,300      x                x
GOSHA     OSHKOSH B GOSH INC                     CL A       688222207       5.6         200      x                x
PSS       PAYLESS SHOESOURCE INC                 COM        704379106     254.3       4,940      x                x
PLT       PLANTRONICS INC NEW COM                COM        727493108       1.5         100      x                x
PYX       PLAYTEX PRODS INC                      COM        72813P100     227.2      23,000      x                x
PCL       PLUM CREEK TIMBER CO INC               COM        729251108       2.4         100      x                x
PPD       PRE PAID LEGAL SVCS INC                COM        740065107     573.8      21,900      x                x
PDQ       PRIME HOSPITALITY CORP                 COM        741917108       0.8         100      x                x
RSH       RADIOSHACK CORP                        COM        750438103     374.8      20,000      x                x
RAVN      RAVEN INDS INC                         COM        754212108     203.2       5,900      x                x
RLI       RLI CORP                               COM        749607107       5.6         200      x                x
ROST      ROSS STORES INC                        COM        778296103       4.2         100      x                x
RYAN      RYANS FAMILY STEAK HOUSE INC           COM        783519101     879.6      77,500      x                x
SWK       STANLEY WKS                            COM        854616109      89.9       2,600      x                x

          HANAWALT ASSOCIATES, LLC - 13F
          12/31/2002


                     Column 1                  Column 2     Column 3  Column 4     Column 5  Column 6  Column 7     Column 8
          -----------------------------    --------------- ---------- ---------   --------- ---------- -------- ----------------
Ticker           Name of Issuer             Title of Class    Cusip   (x 1,000)     Shares  Discretion Managers Sole Shared None
------    -----------------------------    --------------- ---------- ---------   --------- ---------- -------- ---- ------ ----
STU       STUDENT LN CORP                        COM        863902102   1,412.1      14,439      x               x
TECD      TECH DATA CORP                         COM        878237106      27.0       1,000      x               x
TDS       TELEPHONE & DATA SYS INC               COM        879433100     164.6       3,500      x               x
THC       TENET HEALTHCARE CORP                  COM        88033G100     705.2      43,000      x               x
TNC       TENNANT CO                             COM        880345103      32.6       1,000      x               x
UTMD      UTAH MED PRODS INC                     COM        917488108     695.2      36,400      x               x
VELCF     VELCRO INDS NV                         COM        922571104   1,208.7     132,100      x               x
WAB       WABTEC CORP                            COM        929740108     140.4      10,000      x               x
WDR       WADDELL & REED FINL INC                CL A       930059100       2.0         100      x               x
WCS       WALLACE COMPUTER SERVICES INC          COM        932270101      75.3       3,500      x               x
WFSL      WASHINGTON FED INC                     COM        938824109      58.1       2,340      x               x
WMI       WASTE MGMT INC DEL                     COM        94106L109     479.0      20,900      x               x
WLP       WELLPOINT HEALTH NETWORK NEW           COM        94973H108      14.2         200      x               x
WEYS      WEYCO GROUP INC                        COM        962149100     240.2       7,000      x               x
ZLC       ZALE CORP NEW                          COM        988858106       3.2         100      x               x
                                           --------------- ---------- ---------    --------            --------      -----------

                                      95                                 71,527   2,879,380